Income Taxes (Tables) - DIAMIR BIOSCIENCES CORP. [Member]	12 Months Ended
May 31, 2025
Income Taxes (Tables) [Line Items]
Schedule of Provision for Income Taxes

For the years ended May 31, 2025 and 2024, the provision for income taxes consisted of the following:

	2025	2024
Current:
Federal	$16,483	$112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total	$17,939	$114,403

Schedule of Effective Tax Rate

For the years ended May 31, 2025 and 2024, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2025	2024
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.4)%	(2.1)%
Financing costs	(4.3)%	—%
State taxes	—%	(4.2)%
Other	(2.3)%	(1.2)%
Change in valuation allowance	(14.3)%	(36.3)%
Income tax provision	(2.3)%	(22.9)%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consist of the following at May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$351,453	$247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Unrecognized Tax Benefits	The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.
Unrecognized tax benefits, May 31, 2023	$217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	372,544
Gross increases – tax positions in current period	49,626
Unrecognized tax benefits, May 31, 2025	$422,170